Contractual Obligations (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014
Contractual Obligations Details
2014	$ 61,476	[1]
2015	1,389,726
2016	724,272
Total	2,175,474
2014	23,658	[1]
2015	53,549
2016	36,068
2017	9,978
2018	2,534
Total	$ 125,787

[1]	Represents the period from October 1, 2014 to December 31, 2014.